Trade and other receivables	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Trade and other receivables
14.	Trade and other receivables

Million US dollar	30 June 2023	31 December 2022

Cash deposits for guarantees	169	189
Loans to customers	7	10
Tax receivable, other than income tax	170	137
Brazilian tax credits and interest receivables	1 247	1 149
Trade and other receivables	302	298
Non-current trade and other receivables	1 895	1 782

Trade receivables and accrued income	4 579	3 637
Interest receivables	83	67
Tax receivable, other than income tax	538	444
Loans to customers	93	71
Prepaid expenses	517	410
Other receivables	798	702
Current trade and other receivables	6 609	5 330
Ambev’s tax credits and interest receivables are expected to be collected over a period exceeding 12 months after the reporting date. As of 30 June 2023, the total amount of such credits and interest receivables represented 1 247m US dollar (31 December 2022: 1 149m US dollar).
The carrying amount of trade and other receivables is a good approximation of their fair value as the impact of discounting is not significant. The ageing of the current trade receivables and accrued income, interest receivable, other receivables and current and non-current
loans to customers can be detailed as follows for 30 June 2023 and 31 December 2022 respectively:

		Of which: neither	Of which not impaired as of the reporting date and past due
	Net carrying amount as of 30 June 2023	impaired nor past due on the reporting date	Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days

Trade receivables and accrued income	4 579	4 375	137	31	29	7
Loans to customers	100	84	15	1	-	-
Interest receivable	83	83	-	-	-	-
Other receivables	798	768	8	11	11	1
	5 561	5 310	160	43	40	8

	Net carrying	Of which: neither	Of which not impaired as of the reporting date and past due
	amount as of 31 December 2022	impaired nor past due on the reporting date	Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days

Trade receivables and accrued income	3 637	3 418	151	41	24	4
Loans to customers	81	78	1	1	1	-
Interest receivable	67	67	-	-	-	-
Other receivables	702	684	11	4	3	-
	4 487	4 247	162	46	28	4
The above analysis of the age of financial assets that are past due as at the reporting date but not impaired also includes non-current
loans to customers. Past due amounts were not impaired when collection is still considered likely, for instance because the amounts can be recovered from the tax authorities, AB InBev has sufficient collateral, or the customer entered into a payment plan. Impairment losses on trade and other receivables recognized in the six-month
period ended 30 June 2023 amount to 27m US dollar (30 June 2022: 70m US dollar).
AB InBev’s exposure to credit, currency and interest rate risks is disclosed in Note 19
Risks arising from financial instruments
.